Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of Preparation of the Consolidated Financial Statements
2.	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1 Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these financial statements

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These Consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate financial statements in constant currency established by the International Accounting Standard 29 (“IAS 29”).

For comparative purposes, these Consolidated financial statements include figures and other details corresponding to the fiscal years ended on December 31, 2017 and 2016, which are an integral part of the above-mentioned Consolidated financial statements and are presented in order for them to be solely interpreted in conformity with the figures and other details corresponding to this fiscal year. These figures have been restated in this fiscal year’s end-of-period currency in the manner described in the following paragraph, in order to permit comparability and without such restatement modifying the decisions made on the basis of the financial information for the previous fiscal year.

These consolidated financial statements have been approved by the Board of Directors in the meeting held on April 25, 2019.

2.2 Financial information presented in constant currency

Inflation levels in Argentina have been high these past years and the inflation rate accumulated over these past three years has exceeded 100% without the expectation of a significant decrease in the short-term. In addition, the presence of high-inflation qualitative indicators set forth in the International Accounting Standard No. 29 (IAS 29) showed concurrent evidence. For all these reasons on September 29, 2018, The Argentine Federetion of Professional Councils in Economic Sciences (FACPCE) issued its Resolution JG No. 539/18, approved by Professional Council in Economic Sciences of the City of Buenos Aires (CPCECABA) pursuant to the Resolution of the Board No. 107/18, setting forth, amongst other matters, that Argentina must be considered a hyperinflationary economy in the terms of professional accounting standards starting on July 1, 2018, in line with the opinion of international organizations.

IAS 29 sets forth that given a high inflation context, financial statements must be presented in a current unit of measurement, that is, in constant currency as of the end of the period being reported. This notwithstanding, the Company could not file its restated financial statements because Decree No. 664/03 of the Argentine Executive Branch prohibited governmental agencies (including the Argentine Securities Commission) from receiving financial statements adjusted to reflect the effects of inflation.

Pursuant to Law No. 27,468, published on December 4, 2018 in Argentina’s Official Gazette, the Argentine Executive Branch’s Decree 1269/02 and the decrees that later on modified it (including the Argentine Executive Branch’s Decree No. 664 already mentioned) were repealed. The provisions under Law No. 27,468 came into force on December 28, 2018, which was the date of publication of the Argentine Securities Commission (CNV) General Resolution No. 777/18, which established that the annual financial statements for interim and special periods coming to a close as from December 31, 2018, inclusive, must be filed with such oversight agency in constant currency.

In accordance with IAS29, the amounts in the financial statements that have not been stated in currency current as at the end of the reporting period must be restated by application of a general price index. To that end and in the manner established in FACPCE’s Resolution JG No. 539/18, coefficients have been applied that are calculated on the basis of indices published by the Federation, resulting from combining national consumer prices published by INDEC starting on January 1, 2017 and, looking back, domestic wholesale prices (IPIM) prepared by said Institute or, if none is available, consumer price indices published by the General Directorate of Statistics and Censuses in the Autonomous City of Buenos Aires. The variation in the index applied to restate these financial statements has been 47.65% in the fiscal year ended on December 31, 2018 and 24.80% in the preceding fiscal year.

Also, the Company applied the provisions of the guide issued by the FACPCE to apply IAS 29 in the first application of such standard.

Applicable accounting standards

The consolidated financial statements have been prepared on a historical cost basis, which has been restated in end-of-period currency in the case of non-monetary items, except for the revaluation of certain non-current assets and financial instruments, which are measured at the revalued amount or at fair value at the end of each fiscal year. Broadly speaking, historical cost stems from the fair value of the consideration given in exchange for the assets.

Fair value is the price that would be received if an asset were sold or the price that would be paid if a liability were transferred in a transaction ordered between market participants as of the date of measurement, irrespective of whether such price is directly observable or estimated using another valuation technique. Upon estimating the fair value of an asset or a liability, the Group takes into consideration the characteristics of the asset or the liability when market participants do take these features into consideration when valuing the asset or the liability at the date of measurement. Fair value for purposes of measurement and/or disclosure in these consolidated financial statements is determined on that basis, except for the transactions consisting in share-based payments that are within the scope of IFRS 2, lease transactions within the scope of IAS 17 and the measurements that have certain points in common with fair value but are not fair value such as net realization value in IAS2 or value in use in IAS36.

Besides, for financial reporting purposes, fair value measurements are categorized as Level 1, 2 or 3 on the basis of the degree to which fair value measurement inputs are observable and the impact of inputs for fair value measurements overall, which are described below:

•	Level 1 inputs are (unadjusted) quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.

•	Level 2 inputs are inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

Current and non-current classification

The presentation in the statement of financial position makes a distinction between current and non-current assets and liabilities. Current assets and liabilities include assets and liabilities, which are realized or settled within the 12-month period from the end of the fiscal year.

Fiscal year-end

The Company’s fiscal year begins on January 1 and ends on December 31, each year.

Currency

Consolidated information attached is stated in Pesos ($), Argentine’s legal currency, based on the financial information of Loma Negra and its subsidiaries, presented in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”).

Use of estimates

The preparation of financial statements at a certain date requires the Management to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the period. Actual future results might differ from the estimates and assessments made at the date of preparation of these consolidated financial statements.

The description of any significant estimates and accounting judgments made by Management in applying the accounting policies, as well as the main estimates and areas with greater degree of complexity and which require more critical judgments, are disclosed in Note 4.

The principal accounting policies are described below.

Application of new and revised International Financial Reporting Standards

•	Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2018. The application of these amendments has had no impact on the disclosures or amounts recognized in the Company´s consolidated financial statements.

New and amended IFRS Standards that are effective for the current year

Impact of initial application of IFRS 9 Financial Instruments

In the current year, the Group has applied IFRS 9 Financial Instruments (as revised in July 2014) and the related consequential amendments to other IFRS Standards that are effective for an annual period that begins on or after 1 January 2018. The transition provisions of IFRS 9 allow an entity not to restate comparatives. Accordingly the Group has elected not to restate comparatives in respect of the classification and measurement of financial instruments. The application of IFRS 9 does not have material impact on the Group´s consolidated financial statements.

Impact of initial application of IFRS 15 Revenue from Contracts with Customers

In the current year, the Group has applied IFRS 15 Revenue from Contracts with Customers (as amended in April 2016) which is effective for an annual period that begins on or after 1 January 2018. IFRS 15 introduced a 5-step approach to revenue recognition. The application of IFRS 15 does not have material impact on the Group´s consolidated financial statements.

In the current year, the Group has applied a number of amendments to IFRS Standards and Interpretations issued by the International Accounting Standards Board (IASB) that are effective for an annual period that begins on or after 1 January 2018. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

IFRIC 22 addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (for example, a non-refundable deposit or deferred revenue). The Interpretation specifies that the date of transaction is the date on which the entity initially recognises the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the Interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration.

•	New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

IFRS 16	Leases[1]
IFRIC 23	Uncertainty over Income Tax Treatments[1]
IFRS 17	Insurance Contracts
Amendments to IFRS 9[1]	Prepayment Features with Negative Compensation
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures[1]
Amendments to IFRS 3 and11 and IAS 12 and 23	Annual improvements 2015-2017 Cycle[1]
Amendments to IAS 19	Employee benefits[1]
Amendments to IFRS 3[2]
Amendments to IAS 1 and IAS 8

Improvememts in the Conceptual Framework of IFRS Stnadards, including amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20 and IFRIC 22[2]

[1]	Effective for annual periods beginning on or after January 1, 2019.
[2]	Effective for annual periods beginning on or after January 1, 2020.

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In November 2009, the International Accounting Standards Board (IASB) issued IFRS 9, which introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. On July 24, 2014, the IASB published the final version of IFRS 9 ‘Financial Instruments’. IFRS 9, as revised in July 2014, introduces a new expected credit loss impairment model. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Also limited changes to the classification and measurement requirements for financial assets by introducing a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments.

Based on the analysis of the Company’s financial assets and financial liabilities as of December 31, 2018 on the basis of the facts and circumstances that exists at that date, the directors of the Company have performed a preliminary assessment of the impact of IFRS 9 to the Company’s consolidated financial statements as follows:

•	Classification and measurement: all financial assets and financial liabilities will continue to be measured on the same bases as is currently adopted under IAS 39

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Impairment: the Group expects to apply the simplified approach to recognize lifetime expected credit losses for is trade receivables, as required or permitted by IFRS 9. As regards to listed bonds, the directors of the Company consider that they have low credit risk given the credit rating. In relation to financial guarantees to related parties, the directors have assess that there is not an increase in the credit risk of these transactions

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Hedge accounting: the management of the Company does not anticipate that the application of the IFRS 9 Hedge accounting requirements will have a material impact on the Company’s consolidated financial statements

Based on these assessments, the directors do not anticipate that the application of IFRS 9 will have a material impact in the financial statements of the Company. It should be noted that the above assessment was made based on an analysis of the Company’s financial assets and financial liabilities as of December 31, 2018 on the bases of the facts and circumstances that existed at that date. This new standard is effective for periods beginning on or after January 1, 2018.

IFRS 16 issued in January 2016 specifies how issuers shall recognize, measure and disclose lease agreements in the financial statements. The standard sets forth that most of the lease agreements in lessees’ accounts are to be accounted for using a single model, suppressing the distinction between operating and financial leases. It also sets forth the duty to recognize the assets and liabilities corresponding to all the lease agreements except if the term of the lease is 12 months or less and/or except if the asset underlying the lease is low value. This notwithstanding, lessors’ accounts remain virtually unaltered and the distinction between operating and financial leases is kept.

IFRS 16 replaces IAS 17 and related interpretations. Besides, IFRS 16 enhances the information to be disclosed. IAS 17 does not demand recognition of rights of use or liabilities for future payments for these leases. If these agreements meet the criteria to be defined as leases under IFRS 16, the Company must recognize an asset for the right to use and a liability for them unless they can be classified as low value or short-term lease through the enforcement of IFRS 16. The standard comes into force for the annual periods starting on January 1, 2019 at the latest. Early enforcement is permitted if IFRS 15 has also been applied. The Company did not elect early enforcement and estimates an effect of more assets and liabilities for $296 million mainly as a result of leases of office space and office equipment.

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On June 7, 2017, the IASB published IFRIC 23 “Uncertainty over Income Tax Treatments”, which was developed by the IFRS Interpretations Committee to clarify the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The interpretation specifically considers:

•	Whether tax treatments should be considered collectively

•	Assumptions for taxation authorities’ examinations

•	The determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

•	The effect of changes in facts and circumstances

The interpretation is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. The Company has not opted for early application.

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The IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts. The Standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as the Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverage using the Premium Allocation Approach. Since the Company is not engaged in Insurance Industry, Management of the Company does not anticipate that the application of these standard will have impact on the Group´s Consolidated Financial Statements.

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On September 11, 2014, the IASB issued amendments to IFRS 10 and IAS 28. These amendments clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

•

require full recognition in the investor’s financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations);

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require the partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognized only to the extent of the unrelated investors’ interests in that associate or joint venture.

These requirements apply regardless of the legal form of the transaction, e.g. whether the sale or contribution of assets occurs by an investor transferring shares in any subsidiary that holds the assets (resulting in loss of control of the subsidiary), or by the direct sale of the assets themselves. On December 17, 2015, the IASB issued an amendment that defers the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded. Earlier application of the September 2014 amendments continues to be permitted.

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On October 12, 2017, the IASB published the amendment to IAS 28 “Long-term Interests in Associates and Joint Ventures”. This amendment clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendments are effective for periods beginning on or after 1 January 2019. Earlier application is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. The Company has not opted for early application.

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On October 12, 2017, the IASB published the amendment to IFRS 9 “Prepayment Features with Negative Compensation”. This amendment modifies the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. Under the amendments, the sign of the prepayment amount is not relevant, i. e. depending on the interest rate prevailing at the time of termination, a payment may also be made in favor of the contracting party effecting the early repayment. The calculation of this compensation payment must be the same for both the case of an early repayment penalty and the case of an early repayment gain.

The final amendments also contain (in the Basis for Conclusions) a clarification regarding the accounting for a modification or exchange of a financial liability measured at amortized cost that does not result in the derecognition of the financial liability. The IASB clarifies that an entity recognizes any adjustment to the amortized cost of the financial liability arising from a modification or exchange in profit or loss at the date of the modification or exchange. A retrospective change of the accounting treatment may therefore become necessary if in the past the effective interest rate was adjusted and not the amortized cost amount.

The amendments are effective for periods beginning on or after January 1, 2019. Earlier application is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. The Company has not opted for early application.

•	On December 12, 2017, the IASB issued amendments to the following standards as result of the IASB’s annual improvements 2015-2017 project:

•	IFRS 3 (Business combinations): clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

•	IFRS 11 (Joint arrangements): clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

•	IAS 12 (Income tax): clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognized in profit or loss, regardless of how the tax arises.

•

IAS 23 (Borrowing costs): clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The management of the Company does not anticipate that the application of these amendments will have a material impact on the Group’s consolidated financial statements. The amendments are all effective for annual periods beginning on or after January 1, 2019.

2.3 Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

a)	the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

b)	potential voting rights held by the Company, other vote holders or other parties;

c)	rights arising from other contractual arrangements; and

d)

any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company losses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income for since the date the Company gains control until the date when the Company ceases to control its subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group´s accounting policies.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

The income (loss) of subsidiaries acquired or disposed of are included in the consolidated statement of comprehensive income from the date of acquisition until the effective date of disposal, if applicable.

All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Detailed below are the subsidiaries whose financial statements have been included in these consolidated financial statements:

	Main activity	Place of incorporation and principal place of business	% of direct and indirect equity interest as of
			12-31-2018	12-31-2017	12-31-2016
Subsidiaries:
Cofesur S.A.U. (1)	Holding	Argentina	100.00	100.00	97.64
Ferrosur Roca S.A. (2)	Train cargo transportation	Argentina	80.00	80.00	78.12
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
Yguazú Cementos S.A. (3)	Manufacture and marketing of cement and construction materials	Paraguay	51.00	51.00	51.00

(1)

As of December 2016, Loma Negra C.I.A.S.A. had advance funds for the purchase of an additional equity interest of 2.36%. This acquisition needed to be authorized by the Argentine State. On March 6, 2017, the transaction aforementioned was finally approved.

(2)	Controlled directly by Cofesur S.A.U.
(3)

Company controlled due to the business combination under common control made on December 22, 2016 (note 16). As a result, the statement of financial position line items of Yguazú Cementos S.A. as of December 31, 2016 were included in the consolidated statement of financial position of the Company as of December 31, 2016; in the case of the consolidated statement of profit or loss and other comprehensive income, the equity in profit or loss of Yguazú Cementos S.A. is presented in the line “Share of profit (loss) of associates” in each of the years presented since the consolidation of results for the 10-day period from December 22, 2016 to December 31, 2016 was not material for the Company’s consolidated financial statements.

Summarized financial information in respect of each of the Group’s subsidiaries that has material non-controlling interests is set out below. The summarized financial information below represents amounts before intragroup eliminations.

a)	Yguazú Cementos S.A.

As of	12.31.2018	12.31.2017
Current assets (1)	1,278,327,160	730,825,333
Non-current assets	4,118,220,214	3,482,599,805
Current liabilities (2)	750,929,946	569,154,594
Non-current liabilities (2)	2,141,955,405	1,967,426,624
Equity attributable to the owners of the Company	1,276,909,432	855,218,394
Non-controlling interests	1,226,752,592	821,625,525

(1)	Includes 570,921,230 and 165,280,282 of cash and cash equivalents as of December 31, 2018 and December 31, 2017, respectively.
(2)	Includes the financial loans described in note 25.

The summarized figures presented for Yguazú Cementos S.A. as of December 31, 2018 (as a consolidated subsidiary) reflect the book values of the assets and liabilities (see Note 16.1) and adjustments to conform to the Company’s accounting policies.

For the year ended	12.31.2018	12.31.2017
Net revenue	2,341,209,828	1,701,773,301
Finance cost, net	(226,732,359)	(107,405,382)
Depreciation	(341,286,473)	(252,098,033)
Income tax	(31,734,545)	(18,184,484)
Profit for the year	355,108,341	325,840,272

For the year ended	12.31.2018	12.31.2017
Net cash generated by operating activities	752,656,876	414,108,341
Net cash used in investing activities	(79,747,134)	(82,487,836)
Net cash used in financing activities	(315,318,864)	(543,362,464)

b)	Ferrosur Roca S.A.

As of	12.31.2018	12.31.2017
Current assets	707,915,038	710,726,928
Non-current assets	1,808,071,617	1,917,145,118
Current liabilities	1,614,662,438	1,238,481,096
Non-current liabilities	121,151,045	486,220,086
Equity attributable to the owners of the Company	595,607,854	684,451,766
Non-controlling interests	145,901,963	171,112,942

For the year ended	12.31.2018	12.31.2017	12.31.2016
Net revenue	2,587,464,615	2,619,954,825	2,414,868,460
Finance costs, net	(90,551,880)	(23,085,904)	(88,780,125)
Depreciation	(377,618,154)	(278,544,476)	(254,637,141)
Income tax	143,552,241	(53,207,420)	(77,744,862)
Profit or (loss) for the year	(111,054,891)	(55,970,669)	74,648,200

For the year ended	12.31.2018	12.31.2017	12.31.2016
Net cash (used in) generated by operating activities	(173,232,788)	249,905,667	497,567,822
Net cash used in investing activities	(270,847,398)	(420,408,029)	(263,999,071)
Net cash (used in) generated by financing activities	438,763,277	166,865,291	(219,807,442)

2.3.1. Business combination between entities under common control

A business combination involving entities or businesses under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination and the control is not transitory. The transactions between entities under common control are scoped out of IFRS 3 and there is no authoritative literature for these transactions under IFRS. As a result, the Group adopted an accounting practice in which the assets and liabilities of the acquired entity are recognized at the book values recorded in the ultimate parent entity’s consolidated financial statements. The components of equity of the acquired companies are added to the same components within Group equity except that any share capital and investments in the books of the acquiring entity is cancelled and the differences, if any, is adjusted in the Other capital adjustments. The Company has elected to not restate the information for any of the periods presented in its consolidated financial statements. In accordance with IAS 8, Management has adopted an accounting practice on which the predecessor basis of accounting is used to record the carrying amount of the net assets acquired.

2.3.2. Changes in the Group’s ownership interests in existing subsidiaries

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IAS 39, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.